TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Income Tax Contingency [Line Items]
Applicable tax rates			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax profits						$ 0		$ 0
Uncertain tax position, impact on taxes			¥ 8,309	$ 1,208	¥ 2,770		¥ 1,467
Accrued interest and penalties		¥ 37,943	37,943		29,634				$ 5,519
Income Tax Examination, Penalties and Interest Expense			118,943	17,300	70,992
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		46,978	46,978		18,381				6,833
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			225,246	$ 32,761	253,895		¥ 204,598
Deferred Tax Assets, Net of Valuation Allowance		¥ 696	¥ 696		¥ 9,566				$ 101
Property Leasing Arrangement [Member]
Income Tax Contingency [Line Items]
Value added tax	17.00%	16.00%
Technical Service [Member]
Income Tax Contingency [Line Items]
Value added tax			6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates			21.00%	21.00%	35.00%	35.00%	35.00%	35.00%